Related Party Transactions - Additional Information (Detail) (USD $)							1 Months Ended
	Jun. 30, 2013 Carriers	Dec. 31, 2012	Dec. 31, 2008 Carriers	Jun. 30, 2013 Affiliated Entity [Member]	Dec. 31, 2012 Affiliated Entity [Member]	Jun. 30, 2013 Toledo Spirit [Member]	Jan. 31, 2012 Angola LNG Carriers [Member]	Feb. 28, 2012 Marubeni Corporation [Member] Carriers	Mar. 31, 2013 Exmar LPG BVBA [Member]
Related Party Transaction [Line Items]
Number of LNG carriers	5		2					6
Non-interest bearing advances to affiliates	$ 3,421,000	$ 13,864,000		$ 3,421,000	$ 13,864,000
Non-interest bearing advances from affiliates	17,739,000	12,083,000		17,739,000	12,083,000
Remaining term of the time-charter contract						12 years
Fixed rate time charters service period for project							20 years
Acquisition percent of interest in LNG carriers							33.00%	52.00%	50.00%
Total equity purchase price							19,100,000
Debt assumed by acquiring company							64,800,000
Equity distribution to parent in form of excess of purchase price over book value of assets							15,900,000
One-time fee to Teekay Corporation for its support in partnership's successful acquisition								$ 7,000,000	$ 2,700,000